Segment information (Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 27, 2023	Dec. 31, 2024	Dec. 31, 2023
Los Parlamentos (Argentina) [Member]
Disclosure of Segment information [Line Items]
Working interest transfer	$ (7,023,000)		$ 7,023,000
Chile [Member]
Disclosure of Segment information [Line Items]
Provision for investment commitments			$ 9,742,000
Additional provisions for environmental and tax contingencies		$ 2,742,000